Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 9 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue two classes of stock designated as common stock and preferred stock. As of September 30, 2014, the Company is authorized to issue 110,000,000 total shares of stock. Of that amount, 100,000,000 shares are common stock, each having a par value of $0.001. The remaining 10,000,000 shares are preferred stock, each having a par value of $0.001, of which 500,000 shares are designated as Series A Preferred Stock, of which 269,608 are issued and outstanding, 500,000 shares are designated as Series B Preferred Stock, of which 131,347 are issued and outstanding, 4,000,000 shares are designated as Series D Preferred Stock, of which 730,357 shares are issued and outstanding, and 2,000,000 are designated as Series E Preferred Stock, of which 416,533 shares are issued and outstanding.

(a) Cumulative Convertible Preferred Stock

A summary of preferred stock outstanding as of September 30, 2014 is as follows (in thousands, except share data):

Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $422	$1,397
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $116	496
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
730,357 shares issued and outstanding (net of $1,374 in issuance costs), liquidation preference of $7,451 plus cumulative imputed dividends and
beneficial conversion feature of $1,589	7,470
Series E Preferred, $0.001 par value per share, 2,000,000 shares designated,
416,533 shares issued and outstanding (net of $875 in issuance costs),
liquidation preference of $4,270 plus cumulative imputed dividends of $82	3,372

Total convertible preferred stock	$12,735

Series A Preferred Stock and Series B Preferred Stock

The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value. The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share. Dividends shall be cumulative and shall accrue on each share of the outstanding preferred stock from the date of its issue.

The holders of the Series A and Series B Preferred Stock have no voting rights except on matters affecting their rights or preferences. Subject to the rights of the Series D Preferred Stock, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock. The Series A Preferred Stock has preference over the Series B Preferred Stock in liquidation.

Each share of Series A Preferred Stock is convertible, at the option of the holder, at a conversion price of $4.00 per share. Each share of Series B Preferred Stock is convertible, at the option of the holder, at a conversion price of $3.20 per share.

Series C Preferred Stock

On December 20, 2012, all issued and outstanding shares of Series C Preferred Stock were redeemed using the proceeds generated from the sale of the Series D Preferred Stock.

In connection with the sale of Series E Preferred Stock, on November 12, 2013, the Company filed a Certificate of Elimination of Series C Preferred Stock (the “Series C Certificate of Elimination”), pursuant to which, the 5,000,000 shares of the Company’s preferred stock that had been designated as Series C Preferred Stock were returned to the status of blank check preferred stock.

Series D Preferred Stock

On December 20, 2012, we filed a Certificate of Designation of Series D Preferred Shares (the “Series D Certificate of Designation”) with the Secretary of State of Delaware.  Pursuant to the Series D Certificate of Designation, we designated 4,000,000 shares of our preferred stock as Series D Preferred Stock.  The Series D Preferred Stock has a Stated Value of $10.00 per share, votes on an as-converted basis with the common stock, and is convertible, at the option of the holder, into such number of shares of our common stock equal to the number of shares of Series D Preferred Stock to be converted, multiplied by the Stated Value, divided by the Conversion Price in effect at the time of the conversion.  The initial Conversion Price is $1.00, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions.  As a result of the private placement closed on August 15, 2013 and August 21, 2013, the Conversion Price of the Series D Preferred Stock was reduced to $0.90.  As a result of the private placement closed on November 12, 2013 and November 22, 2013, the Conversion Price of the Series D Preferred Stock was reduced to $0.71.  As a result of the reduction in conversion price, the Company recorded a contingent beneficial conversion feature of $1.3 million.  The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue.  We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company’s common stock for the five prior consecutive trading days.  On January 1, 2014, the Board of Directors declared a PIK dividend payable in the form of 26,157 shares of Series D Preferred Stock.  The dividends were payable to holders of record as of December 31, 2013 for accrued dividends for the period of October 1, 2013 to December 31, 2013.  As those shares were not issued until April 2014, they have not been included in the Series D Preferred Stock balance at December 31, 2013.  As such, the Company recorded a dividend payable in Current Liabilities in the in the Condensed Consolidated Balance Sheet at December 31, 2013 at an estimated fair value of $213,000.  Additionally, on December 31, 2013, cash dividends of $351 were accrued for fractional share dividends not paid-in-kind.  In April 2014, the Company issued 26,157 Series D Preferred Stock PIK dividend shares, for previously accrued dividends. Dividends totaling $147,000 are accrued for in Current Liabilities at September 30, 2014 in the accompanying unaudited condensed consolidated balance sheet.

Upon any liquidation, dissolution or winding-up of our Company, holders of Series D Preferred Stock will be entitled to receive, for each share of Series D Preferred Stock, an amount equal to the Stated Value of $10.00 per share plus any accrued but unpaid dividends thereon before any distribution or payment may be made to the holders of any common stock, Series A Preferred Stock, Series B Preferred Stock, or subsequently issued preferred stock.

In addition, commencing on the trading day on which the closing price of the common stock is greater than $2.00 for thirty consecutive trading days with a minimum average daily trading volume of at least 5,000 shares for such period, and at any time thereafter, the Company may, in its sole discretion, effect the conversion of all of the outstanding shares of Series D Preferred Stock to common stock (subject to the condition that, all of the shares issuable upon such conversion may be re-sold without limitation under an effective registration statement or pursuant to Rule 144 under the Securities Act of 1933, as amended).

The Series D Preferred Stock also contains registration rights which compel the Company to file a registration statement with the SEC within 60 days of the final closing date (December 31, 2012), and requires the registration statement to become effective within 90 days thereafter.  The initial registration statement was filed on February 12, 2013.  If the registration statement is not declared effective by May 12, 2013, a partial liquidated damage equal to 0.1% of the purchase price paid by each investor shall be payable on each monthly anniversary until the registration statement becomes effective.  In no event shall the partial liquidated damage exceed 0.6% of the purchase price paid by each investor.  On July 30, 2013, the registration statement was declared effective by the SEC.  On October 15, 2013, the Company paid liquidated damages of $18,000.

Pursuant to the Series D Certificate of Designation, commencing two years from the termination or expiration of the offering of the Series D Preferred Stock (which termination occurred on December 31, 2012), and at any time thereafter, the Company in its sole discretion may redeem all of the outstanding shares of Series D Preferred Stock at a purchase price of $10.00 per share plus any accrued but unpaid dividends.

Series E Preferred Stock

In November 2013, the Company issued 409,000 shares of Series E Preferred for cash consideration totaling $4,090,000. In conjunction with the issuance, the Company incurred issuance costs totaling $875,000, consisting of placement fees of $327,000, legal and other expenses of $270,000, and issued 818,000 warrants to purchase shares of common stock with an exercise price of $0.55 per share to the placement agent with an estimated fair value of $278,000 determined using the Black Scholes option valuation pricing model. The fair value calculation was prepared using the following assumptions: Stock price: $0.47; expected term: 2.5 years; risk free rate of interest of 0.44%; volatility of 143%; and dividend yield of $0.

On November 12, 2013, the Company filed a Certificate of Designation of Series E Preferred Stock (the “Series E Certificate of Designation”) with the Secretary of State of Delaware. Pursuant to the Series E Certificate of Designation, we designated 2,000,000 shares of the Company’s preferred stock as Series E Preferred Stock. The Series E Preferred Stock has a Stated Value of $10.00 per share, does not have voting rights, and is convertible, at the option of the holder, into such number of shares of common stock equal to the number of shares of Series E Preferred Stock to be converted, multiplied by the Stated Value, divided by the Conversion Price in effect at the time of the conversion.  The initial Conversion Price is $0.50, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions.

The Series E Preferred Stock entitles the holder to cumulative dividends (subject to the prior dividend rights of the Company’s Series D Preferred Stock), payable quarterly, at an annual rate of (i) 10% of the Stated Value during the three year period commencing on the date of issue, and (ii) 14% of the Stated Value commencing three years after the date of issue. We may, at our option (subject to certain conditions), pay dividends in PIK shares, in which event the applicable dividend rate will be 14% and the number of shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of our common stock for the five prior consecutive trading days.  On January 1, 2014, the Board of Directors declared a PIK dividend payable in the form of 7,533 shares of Series E Preferred Stock.  The dividends were payable to holders of record as of December 31, 2013 for accrued dividends for the period of October 1, 2013 to December 31, 2013.  As those shares were not issued until April 2014, they have not been included in the Series E Preferred Stock balance December 31, 2013.  As such, the Company recorded a dividend payable in Current Liabilities in the Condensed Consolidated Balance Sheet at December 31, 2013 at an estimated fair value of $75,000.  Additionally, on December 31, 2013, cash dividends of $561 were accrued for fractional share dividends not paid-in-kind.  In April 2014, the Company issued 7,533 Series E Preferred Stock PIK dividend shares, for previously accrued dividends. Dividends totaling $105,000 are accrued for in Current Liabilities at September 30, 2014 in the accompanying unaudited condensed consolidated balance sheet.

Upon any liquidation, dissolution or winding-up of our Company, holders of Series E Preferred Stock will be entitled to receive (following payment in full of amounts owed to in respect of the Company’s Series D Preferred Stock), for each share of Series E Preferred Stock, an amount equal to the Stated Value of $10.00 per share plus any accrued but unpaid dividends thereon before any distribution or payment may be made to the holders of any common stock, Series A Preferred Stock, Series B Preferred Stock, or subsequently issued preferred stock.

In addition, commencing on the trading day on which the closing price of the common stock is greater than $1.35 for thirty consecutive trading days with a minimum average daily trading volume of at least 10,000 shares for such period, and at any time thereafter, the Company may, in our sole discretion, effect the conversion of all of the outstanding shares of Series E Preferred Stock to common stock (subject to the condition that, all of the shares issuable upon such conversion may be re-sold without limitation under an effective registration statement or pursuant to Rule 144 under the Securities Act of 1933, as amended).

The Series E Preferred Stock also contains registration rights which compel the Company to file a registration statement with the SEC within 60 days of the final closing date (November 22, 2013), and requires the registration statement to become effective within 90 days thereafter.  The initial registration statement was filed on January 10, 2014.  If the registration statement is not declared effective by January 21, 2014, a partial liquidated damage equal to 0.1% of the purchase price paid by each investor shall be payable on each monthly anniversary until the registration statement becomes effective.  In no event shall the partial liquidated damage exceed 0.6% of the purchase price paid by each investor.  On January 22, 2014, the registration statement was declared effective by the SEC.

On November 12, 2013, we filed Amendment No. 2 to our Certificate of Designation of Series A Preferred Stock (the “Series A Amendment”), and Amendment No. 2 to our Certificate of Designation of Series B Preferred Stock (the “Series B Amendment”). Pursuant to the Series A Amendment and the Series B Amendment, the Series A Preferred Stock and the Series B Preferred Stock will be subordinate to the Series E Preferred Stock with respect to any distributions upon any liquidation, dissolution or winding-up of our Company, respectively.

(b) Common Stock

For the nine months ended September 30, 2014

There were no common stock issuances for the nine months ended September 30, 2014.

For the year ended December 31, 2013

On April 26, 2013, the Company issued 70,207 shares of its common stock to 3 employees as part of a specified portion of their regular annual cash bonus.  The shares were valued at $83,000 and were recorded as part of selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss as of December 31, 2013.

On August 15, 2013, the Company entered into a purchase agreement with multiple accredited investors relating to the issuance and sale of Common Stock in a private offering.  On August 15, 2013, the initial closing date (the “Initial Closing”) of the purchase agreement, we sold (i) an aggregate of 2,594,000 shares of our Common Stock for $0.60 per share and (ii) Common Stock Purchase Warrants (the “Investor Warrants”) for the purchase of an aggregate of 1,297,000 shares for aggregate gross proceeds of $1,556,400.  The Investor Warrants have a five-year term, an exercise price of $1.00 and contain certain provisions for anti-dilution and price adjustments in the event of a future offering.

On August 21, 2013, the final closing date (the “Final Closing”) of the Purchase Agreement, we sold (i) an aggregate of 333,333 shares of our Common Stock for $0.60 per share and (ii) 166,667 Investor Warrants for aggregate gross proceeds of $200,000.

For a period commencing on the Initial Closing and terminating on a date which is 24 months from the Initial Closing, in the event the Company issues or grants any shares of Common Stock or securities convertible, exchangeable or exercisable for shares of Common Stock pursuant to which shares of Common Stock may be acquired at a price less than $0.60 per share, then the Company shall promptly issue additional shares of Common Stock to the investors under the Purchase Agreement in an amount sufficient that the subscription price paid, when divided by the total number of shares issued (shares purchased under the Purchase Agreement plus the additional shares issued under this provision), will result in an actual price paid by the Subscriber per share of Common Stock equal to such lower price.

On December 10, 2013, the Company issued 585,467 shares of its common stock as a result of the anti-dilution adjustment triggered by the sale of Series E Preferred Shares.  The common stock issued to investors at the closings on August 15, 2013 and August 21, 2013 contained certain price protection provisions.  These price protections are considered embedded options to contingently acquire common stock that are clearly and closely related to the host common stock and are therefore not bifurcated.  The shares issued were valued at $263,000 and were recorded as deemed dividend as of December 31, 2013.

If the Company at any time while the Investor Warrants are outstanding, shall sell or grant an option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities convertible, exchangeable or exercisable for shares of common stock (as, at an effective price per share less than the exercise price of the Investor Warrants then in effect, the exercise price of the Investor Warrants will be reduced to equal to such lower price.

As a result of the sale of Series E Preferred Shares described above, the conversion price of the Investor Warrants was reduced to $0.50 per share on November 12, 2013.

Pursuant to the purchase agreement, we agreed to, within 30 days of August 21, 2013, file a registration statement (the “Common Stock Registration Statement”) with the SEC covering the re-sale of the Common Shares and the shares of common stock underlying the Investor Warrants.  We also agreed to use its best efforts to have the Common Stock Registration Statement become effective as soon as possible after filing (and in any event within 120 days of the filing of such Common Stock Registration Statement).  If the Common Stock Registration Statement is not declared effective within the requisite period of time, a partial liquidated damage equal to 0.2% of the purchase price paid by each investor shall be payable on each monthly anniversary until it becomes effective.  In no event shall the partial liquidated damage exceed 10% of the purchase price paid by each investor.  On October 4, 2013, the Common Stock Registration Statement was declared effective by the SEC.

The Company paid the placement agent $175,600 in commissions (equal to 10% of the gross proceeds), and issued to the placement agent five-year warrants (the “Placement Agent Warrants”) to purchase 292,733 shares of our common stock (equal to 10% of the number of shares of common stock sold under the purchase agreement).  The Placement Agent Warrants have a five-year term, an exercise price of $0.60 and contain provisions for anti-dilution and price adjustments in the event of a future offering.

If the Company at any time while the Placement Agent Warrants are outstanding, shall sell or grant an option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities convertible, exchangeable or exercisable for shares of common stock, at an effective price per share less than the exercise price of the Placement Agent Warrants then in effect, the exercise price of the Placement Agent Warrants will be reduced to equal to such lower price.  As a result of the sale of Series E Preferred Shares described above, the conversion price of the Placement Agent Warrants was reduced to $0.50 per share on November 12, 2013.

The Company recorded the Investor Warrants and Placement Agent Warrants as a liability (see further disclosure at Note 4).  Accordingly, the net proceeds raised ($1.7 million in gross offering proceeds, net of $0.2 million in cost), were allocated to the fair value of the warrant liability of $1.1 million and the remainder was recorded as equity ($0.4 million).

(c) Warrants

For the nine months ended September 30, 2014

There were no warrant issuances for the nine months ended September 30, 2014.

For the year ended December 31, 2013

On August 15, 2013 and August 21, 2013, the Company issued 1,463,667 Investor Warrants and 292,733 Placement Agent Warrants as discussed above. The exercise price of the Investor Warrants and the Placement Agent Warrants will be adjusted in the event of future issuances of the Company’s Common Stock at prices below the exercise price then in effect (“down-round” protection).  The Company evaluated the following guidance ASC 480-10 Distinguishing Liabilities from Equity and ASC 815-40 Contracts in Entity’s Own Equity.  Based on this guidance, the Company’s management concluded these instruments are to be accounted for as liabilities instead of equity due to the down-round protection feature available on the exercise price of the Warrants. The Company recognized these Warrants as liabilities at their fair value and will re-measure them at fair value on each reporting date. ASC 820 Fair Value Measurement provides requirements for disclosure of liabilities that are measured at fair value on a recurring basis in periods subsequent to the initial recognition (see Note 2).  Fair values for warrants are determined using the Monte-Carlo Simulation Model valuation technique. The Monte-Carlo Simulation Model valuation model provides for dynamic assumptions regarding volatility and risk-free interest rates within the total period to expected conversion.  In addition, management assessed the probabilities of future financing assumptions.

As of August 15, 2013 and August 21, 2013, the dates of issuance, we recorded the warrant liability at $1,099,000.  At December 31, 2013, the warrants were re-valued with a fair value of $803,000.  At September 30, 2014, the warrants were revalued with a fair value of $549,000 with the difference of $254,000 recorded in the Company’s Unaudited Condensed Consolidated Statement of Operations and Comprehensive Loss for the nine months ended September 30, 2014

On November 12, 2013 and November 22, 2013 in connection with the sale of Series E Preferred Stock, the Company issued 818,000 warrants to purchase shares of common stock with an exercise price of $0.55 per share provided to the placement agent with an estimated fair value of $278,000 determined using the Black Scholes option valuation pricing model.  The fair value calculation was prepared using the following assumptions: stock price: $0.47; expected term: 2.5 years; risk free rate of interest of 0.44%; volatility of 143%; and dividend yield of $0.

The following table summarizes information about the Company’s outstanding common stock warrants as of September 30, 2014:

				Total
				Warrants		Weighted
				Outstanding	Total	Average
	Date		Strike	and	Exercise	Exercise
	Issued	Expiration	Price	Exercisable	Price	Price

Senior Subordinated Notes	Dec-09	Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17	1.10	704,200	774,620
Common Stock Investor Warrants *	Aug-13	Aug-18	0.50	1,463,667	731,834
Placement Agent Warrants - Common Stock *	Aug-13	Aug-18	0.50	292,733	146,367
Placement Agent Preferred Stock - Class E	Nov-13	Nov-18	0.55	818,000	449,900

				3,555,120	$3,202,721	$0.90

  * warrants classified as liabilities

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue two classes of stock designated as common stock and preferred stock.  As of December 31, 2013, the Company is authorized to issue 110,000,000 total shares of stock.  Of that amount, 100,000,000 shares are common stock, each having a par value of $0.001.  The remaining 10,000,000 shares are preferred stock, each having a par value of $0.001, of which 500,000 shares are designated as Series A Preferred Stock, of which 269,608 are issued and outstanding, 500,000 shares are designated as Series B Preferred Stock, of which 131,347 are issued and outstanding, 4,000,000 shares are designated as Series D Preferred Stock, of which 704,200 shares are issued and outstanding, and 2,000,000 are designated as Series E Preferred Stock, of which 409,000 shares are issued and outstanding.

(a) Cumulative Convertible Preferred Stock

A summary of preferred stock outstanding as of December 31, 2013 is as follows (in thousands, except share data):

Description

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975
plus cumulative dividends of $363	$1,338
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380
plus cumulative dividends of $92	472
Series D Preferred, $0.001 par value per share, 4,000,000 shares designated,
704,200 shares issued and outstanding (net of $1,374 in issuance costs),
liquidation preference of $7,042 plus accrued PIK dividends of $213; cumulative	7,168
impued dividends and beneficial convesion feature of $1,500
Series E Preferred, $0.001 par value per share, 2,000,000 shares designated,
409,000 shares issued and outstanding (net of $875 in issuance costs);
liquidation preference of $4,090 plus accrued PIK dividends of $76	3,215

Total convertible preferred stock	$12,193

Series A Preferred Stock and Series B Preferred Stock

The holders of the Series A and Series B Preferred Stock shall be entitled to receive, when, as, and if declared by the Board of Directors, dividends at an annual rate of 8% of the stated value. The stated value of the Series A Preferred is $4.00 per share and the stated value of the Series B Preferred is $3.20 per share. Dividends shall be cumulative and shall accrue on each share of the outstanding preferred stock from the date of its issue.

The holders of the Series A and Series B Preferred Stock have no voting rights except on matters affecting their rights or preferences. Subject to the rights of the Series D and E Preferred Stock, upon any liquidation, dissolution or winding-up of the Company, the holders of the Series A (subject to the rights of the Series B Preferred) and Series B Preferred Stock shall be entitled to receive an amount equal to the stated value per share of $4.00 and $3.20, respectively, plus any accrued and unpaid dividends before any payments shall be made to the holders of any common stock or hereinafter issued preferred stock. The Series A Preferred Stock has preference over the Series B Preferred Stock in liquidation.

Each share of Series A Preferred Stock is convertible, at the option of the holder, at a conversion price of $4.00 per share. Each share of Series B Preferred Stock is convertible, at the option of the holder, at a conversion price of $3.20 per share.

Series C Preferred Stock

On December 20, 2012, all issued and outstanding shares of Series C Preferred Stock were redeemed using the proceeds generated from the sale of the Series D Preferred Stock.

In connection with the sale of Series E Preferred Stock, on November 12, 2013, the Company filed a Certificate of Elimination of Series C Preferred Stock (the “Series C Certificate of Elimination”), pursuant to which, the 5,000,000 shares of the Company’s preferred stock that had been designated as Series C Preferred Stock were returned to the status of blank check preferred stock.

Series D Preferred Stock

In connection with the Series D Closing, on December 20, 2012, we filed a Certificate of Designation of Series D Preferred Shares (the “Series D Certificate of Designation”) with the Secretary of State of Delaware. Pursuant to the Series D Certificate of Designation, we designated 4,000,000 shares of our preferred stock as Series D Preferred Stock. The Series D Preferred Stock has a Stated Value of $10.00 per share, votes on an as-converted basis with the common stock, and is convertible, at the option of the holder, into such number of shares of our common stock equal to the number of shares of Series D Preferred Stock to be converted, multiplied by the Stated Value, divided by the Conversion Price in effect at the time of the conversion. The initial Conversion Price is $1.00, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions.  As a result of the private placement closed on August 15, 2013 and August 21, 2013, the Conversion Price of the Series D Preferred Stock was reduced to $0.90.  As a result of the private placement closed on November 12, 2013 and November 22, 2013, the Conversion Price of the Series D Preferred Stock was reduced to $0.71.  As a result of the reduction in conversion price, the Company recorded a contingent beneficial conversion feature of $1.3 million.  The Series D Preferred Stock entitles the holder to cumulative dividends, payable quarterly, at an annual rate of (i) 8% of the Stated Value during the three year period commencing on the date of issue, and (ii) 12% of the Stated Value commencing three years after the date of issue. We may, at our option, pay dividends in PIK Shares, in which event the applicable dividend rate will be 12% and the number of such PIK Shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of the Company’s common stock for the five prior consecutive trading days.

Upon any liquidation, dissolution or winding-up of our Company, holders of Series D Preferred Stock will be entitled to receive, for each share of Series D Preferred Stock, an amount equal to the Stated Value of $10.00 per share plus any accrued but unpaid dividends thereon before any distribution or payment may be made to the holders of any common stock, Series A Preferred Stock, Series B Preferred Stock, or subsequently issued preferred stock.

In addition, commencing on the trading day on which the closing price of the common stock is greater than $2.00 for thirty consecutive trading days with a minimum average daily trading volume of at least 5,000 shares for such period, and at any time thereafter, the Company may, in its sole discretion, effect the conversion of all of the outstanding shares of Series D Preferred Stock to common stock (subject to the condition that, all of the shares issuable upon such conversion may be re-sold without limitation under an effective registration statement or pursuant to Rule 144 under the Securities Act of 1933, as amended).

The Series D Preferred Stock also contains registration rights which compel the Company to file a registration statement with the SEC within 60 days of the final closing date (December 31, 2012), and requires the registration statement to become effective within 90 days thereafter.  The initial registration statement was filed on February 12, 2013.  If the registration statement is not declared effective by May 12, 2013, a partial liquidated damage equal to 0.1% of the purchase price paid by each investor shall be payable on each monthly anniversary until the registration statement becomes effective.  In no event shall the partial liquidated damage exceed 0.6% of the purchase price paid by each investor.  On July 30, 2013, the registration statement was declared effective by the U.S. Securities and Exchange Commission.  On October 15, 2013, the Company paid liquidated damages of $18,000.

Pursuant to the Series D Certificate of Designation, commencing two years from the termination or expiration of the offering of the Series D Preferred Stock (which termination occurred on December 31, 2012), and at any time thereafter, the Company in its sole discretion may redeem all of the outstanding shares of Series D Preferred Stock at a purchase price of $10.00 per share plus any accrued but unpaid dividends.

Series E Preferred Stock

In connection with the Series E Closing, on November 12, 2013, we filed a Certificate of Designation of Series E Preferred Stock (the “Series E Certificate of Designation”) with the Secretary of State of Delaware. Pursuant to the Series E Certificate of Designation, we designated 2,000,000 shares of the Company’s preferred stock as Series E Preferred Stock.  The Series E Preferred Stock has a Stated Value of $10.00 per share, does not have voting rights, and is convertible, at the option of the holder, into such number of shares of common stock equal to the number of shares of Series E Preferred Stock to be converted, multiplied by the Stated Value, divided by the Conversion Price in effect at the time of the conversion. The initial Conversion Price is $0.50, subject to adjustment in the event of stock splits, stock dividends and similar transactions, and in the event of subsequent equity sales at a lower price per share, subject to certain exceptions.  The Series E Preferred Stock entitles the holder to cumulative dividends (subject to the prior dividend rights of the Company’s Series D Preferred Stock), payable quarterly, at an annual rate of (i) 10% of the Stated Value during the three year period commencing on the date of issue, and (ii) 14% of the Stated Value commencing three years after the date of issue. We may, at our option (subject to certain conditions), pay dividends in PIK shares, in which event the applicable dividend rate will be 14% and the number of shares issuable as a dividend will be equal to the aggregate dividend payable divided by the lesser of (x) the then effective Conversion Price or (y) the average volume weighted average price of our common stock for the five prior consecutive trading days.

Upon any liquidation, dissolution or winding-up of our Company, holders of Series E Preferred Stock will be entitled to receive (following payment in full of amounts owed to in respect of the Company’s Series D Preferred Stock), for each share of Series E Preferred Stock, an amount equal to the Stated Value of $10.00 per share plus any accrued but unpaid dividends thereon before any distribution or payment may be made to the holders of any common stock, Series A Preferred Stock, Series B Preferred Stock, or subsequently issued preferred stock.

In addition, commencing on the trading day on which the closing price of the common stock is greater than $1.35 for thirty consecutive trading days with a minimum average daily trading volume of at least 10,000 shares for such period, and at any time thereafter, the Company may, in our sole discretion, effect the conversion of all of the outstanding shares of Series E Preferred Stock to common stock (subject to the condition that, all of the shares issuable upon such conversion may be re-sold without limitation under an effective registration statement or pursuant to Rule 144 under the Securities Act of 1933, as amended).

The Series E Preferred Stock also contains registration rights which compel the Company to file a registration statement with the SEC within 60 days of the final closing date (November 22, 2013), and requires the registration statement to become effective within 90 days thereafter.  The initial registration statement was filed on January 10, 2014.  If the registration statement is not declared effective by January 21, 2014, a partial liquidated damage equal to 0.1% of the purchase price paid by each investor shall be payable on each monthly anniversary until the registration statement becomes effective.  In no event shall the partial liquidated damage exceed 0.6% of the purchase price paid by each investor.  On January 22, 2014, the registration statement was declared effective by the U.S. Securities and Exchange Commission.

In connection with the Series E Closing, on November 12, 2013, we filed Amendment No. 2 to our Certificate of Designation of Series A Preferred Stock (the “Series A Amendment”), and Amendment No. 2 to our Certificate of Designation of Series B Preferred Stock (the “Series B Amendment”). Pursuant to the Series A Amendment and the Series B Amendment, the Series A Preferred Stock and the Series B Preferred Stock will be subordinate to the Series E Preferred Stock with respect to any distributions upon any liquidation, dissolution or winding-up of our Company, respectively.

Issuance Activity

In November 2013, the Company issued 409,000 shares of Series E Preferred for cash consideration totaling $4,090,000.  In conjunction with the issuance, the Company incurred issuance costs totaling $875,000, consisting of placement fees of $327,000, legal and other expenses of $270,000, and issued 818,000 warrants to purchase shares of common stock with an exercise price of $0.55 per share provided to the placement agent with an estimated fair value of $278,000 determined using the Black Scholes option valuation pricing model.  The fair value calculation was prepared using the following assumptions: Stock price: $0.47; expected term: 2.5 years; risk free rate of interest of 0.44%; volatility of 143%; and dividend yield of $0.

In December 2012, the Company issued 704,200 shares of Series D Preferred for cash consideration totaling $7,042,000.  In conjunction with the issuance, the Company incurred issuance costs totaling $1,374,000, consisting of placement fees of $879,000, legal and other expenses of $141,000, and 704,200 warrants to purchase shares of common stock with an exercise price of $1.10 per share provided to the placement agent with an estimated fair value of $354,000 determined using the Black Scholes option valuation pricing model.  The fair value calculation was prepared using the following assumptions: Stock price: $0.80; expected term: 2.5 years; risk free rate of interest of 0.125%; volatility of 126%; and dividend yield of $0.

 (b) Common Stock

For the year ended December 31, 2013

On April 26, 2013, the Company issued 70,207 shares of its common stock to 3 employees as part of a specified portion of their regular annual cash bonus.  The shares were valued at $83,000 and were recorded as part of selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss as of December 31, 2013.

On August 15, 2013, the Company entered into a Purchase Agreement with multiple accredited investors relating to the issuance and sale of Common Stock in a private offering.  On August 15, 2013, the initial closing date (the “Initial Closing”) of the Purchase Agreement, we sold (i) an aggregate of 2,594,000 shares of our Common Stock for $0.60 per share and (ii) Common Stock Purchase Warrants (the “Investor Warrants”) for the purchase of an aggregate of 1,297,000 shares for aggregate gross proceeds of $1,556,400.  The Investor Warrants have a five-year term, an exercise price of $1.00 and contain certain provisions for anti-dilution and price adjustments in the event of a future offering.

On August 21, 2013, the final closing date (the “Final Closing”) of the Purchase Agreement, we sold (i) an aggregate of 333,333 shares of our Common Stock for $0.60 per share and (ii) 166,667 Investor Warrants for aggregate gross proceeds of $200,000.

For a period commencing on the Initial Closing and terminating on a date which is 24 months from the Initial Closing, in the event the Company issues or grants any shares of Common Stock or securities convertible, exchangeable or exercisable for shares of Common Stock pursuant to which shares of Common Stock may be acquired at a price less than $0.60 per share, then the Company shall promptly issue additional shares of Common Stock to the investors under the Purchase Agreement in an amount sufficient that the subscription price paid, when divided by the total number of shares issued (shares purchased under the Purchase Agreement plus the additional shares issued under this provision), will result in an actual price paid by the Subscriber per share of Common Stock equal to such lower price.

On December 10, 2013, the Company issued 585,467 shares of its common stock as a result of the anti-dilution adjustment triggered by the sale of Series E Preferred Shares.  The closings on August 15, 2013 and August 21, 2013, common stock issued to investors contained certain price protection provisions.  These price protections are considered embedded options to contingently acquire common stock that are clearly and closely related to the host common stock and are therefore not bifurcated.  The shares issued were valued at $263,000 and were recorded as deemed dividend as of December 31, 2013.
If the Company at any time while the Investor Warrants are outstanding, shall sell or grant an option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities convertible, exchangeable or exercisable for shares of common stock (as, at an effective price per share less than the exercise price of the Investor Warrants then in effect, the exercise price of the Investor Warrants will be reduced to equal to such lower price.

As a result of the sale of Series E Preferred Shares described above, the conversion price of the Investor Warrants was reduced to $0.50 per share on November 12, 2013.

Pursuant to the Purchase Agreement, we agreed to, within 30 days of August 21, 2013, file a registration statement (the “Common Stock Registration Statement”) with the Securities and Exchange Commission covering the re-sale of the Common Shares and the shares of common stock underlying the Investor Warrants.  We also agreed to use its best efforts to have the Common Stock Registration Statement become effective as soon as possible after filing (and in any event within 120 days of the filing of such Common Stock Registration Statement).  If the Common Stock Registration Statement is not declared effective within the requisite period of time, a partial liquidated damage equal to 0.2% of the purchase price paid by each investor shall be payable on each monthly anniversary until it becomes effective.  In no event shall the partial liquidated damage exceed 10% of the purchase price paid by each investor.  On October 4, 2013, the Common Stock Registration Statement was declared effective by the SEC.

The Company paid the placement agent $175,600 in commissions (equal to 10% of the gross proceeds), and issued to the placement agent five-year warrants (the “Placement Agent Warrants”) to purchase 292,733 shares of our common stock (equal to 10% of the number of shares of common stock sold under the Purchase Agreement).  The Placement Agent Warrants have a five-year term, an exercise price of $0.60 and contain provisions for anti-dilution and price adjustments in the event of a future offering.

If the Company at any time while the Placement Agent Warrants are outstanding, shall sell or grant an option to purchase, or sell or grant any right to reprice, or otherwise dispose of or issue any common stock or securities convertible, exchangeable or exercisable for shares of common stock, at an effective price per share less than the exercise price of the Placement Agent Warrants then in effect, the exercise price of the Placement Agent Warrants will be reduced to equal to such lower price.  As a result of the sale of Series E Preferred Shares described above, the conversion price of the Placement Agent Warrants was reduced to $0.50 per share on November 12, 2013.

The Company recorded the Investor Warrants and Placement Agent Warrants as a liability (see further disclosure at Note 4).  Accordingly, the net proceeds raised ($1.7 million in gross offering proceeds, net of $0.2 million in cost), were allocated to the fair value of the warrant liability of $1.1 million and the remainder was recorded as equity ($0.4 million).

For the year ended December 31, 2012

On June 4, 2012, the Company issued 325,000 shares of its common stock as consideration for acquisition related expenses in conjunction with the Apex transaction. The shares were valued at $341,000 and were recorded as part of selling, general and administrative expenses in the Company’s Consolidated Statement of Operations and Comprehensive Loss as of December 31, 2012. (Note 5)

On July 31, 2012, pursuant to the Asset Purchase Agreement with MacroSolve, the Company issued 617,284 shares of its common stock to purchase the business of Illume Mobile, a division of MacroSolve. The shares were valued at $698,000 and were recorded as part of the purchase price. (Note 5)

On November 15, 2012, the Company entered into an agreement (the “Sigma Agreement”) with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”) and Sigma Capital Advisors, LLC (“Sigma Advisors”).  Pursuant to the Sigma Agreement, the Company issued to the holders of the Series C Preferred Stock an aggregate of 175,364 shares of common stock as an antidilution adjustment, the shares were valued at $174,000.

(c) Warrants

For the year ended December 31, 2013

On August 15, 2013 and August 21, 2013, the Company issued 1,463,667 Investor Warrants and 292,733 Placement Agent Warrants as discussed above. The exercise price of the Investor Warrants and the Placement Agent Warrants will be adjusted in the event of future issuances of the Company’s Common Stock at prices below the exercise price then in effect (“down-round” protection).  The Company evaluated the following guidance ASC 480-10 Distinguishing Liabilities from Equity and ASC 815-40 Contracts in Entity’s Own Equity.  Based on this guidance, the Company’s management concluded these instruments are to be accounted for as liabilities instead of equity due to the down-round protection feature available on the exercise price of the Warrants. The Company recognized these Warrants as liabilities at their fair value and will re-measure them at fair value on each reporting date. ASC 820 Fair Value Measurement provides requirements for disclosure of liabilities that are measured at fair value on a recurring basis in periods subsequent to the initial recognition (see Note 2).  Fair values for warrants are determined using the Monte-Carlo Simulation Model valuation technique. The Monte-Carlo Simulation Model valuation model provides for dynamic assumptions regarding volatility and risk-free interest rates within the total period to expected conversion.  In addition, management assessed the probabilities of future financing assumptions.

As of August 15, 2013 and August 21, 2013, the dates of issuance, we recorded the warrant liability at $1,099,000.  At December 31, 2013, the warrants were re-valued with a fair value of $803,000 with the difference of $296,000 recorded in the Company’s Consolidated Statement of Operations and Comprehensive Loss.

On November 12, 2013 and November 22, 2013 in connection with the sale of Series E Preferred Stock, the Company issued 818,000 warrants to purchase shares of common stock with an exercise price of $0.55 per share provided to the placement agent with an estimated fair value of $278,000 determined using the Black Scholes option valuation pricing model.  The fair value calculation was prepared using the following assumptions: stock price: $0.47; expected term: 2.5 years; risk free rate of interest of 0.44%; volatility of 143%; and dividend yield of $0.

For the year ended December 31, 2012

On December 20, 2012 and December 31, 2012, in connection with the sale of Series D Preferred Stock, the Company issued 704,200 warrants to purchase shares of common stock with an exercise price of $1.10 per share provided to the placement agent with an estimated value of $354,000 determined using the Black Scholes option valuation pricing model.  The fair value calculation was prepared using the following assumptions: stock price: $0.80; expected term: 2.5 years; risk free interest rate of 0.125%; and dividend yield of $0.

The following table summarizes information about the Company’s outstanding common stock warrants as of December 31, 2013:

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	Dec-09	Dec-14	$3.62	138,260	$500,000
Senior Subordinated Notes	Dec-09	Dec-14	4.34	138,260	600,000
Placement Agent Preferred Stock - Class D	Dec-12	Dec-17	0.71	704,200	499,982
Common Stock Investor Warrants *	Aug-13	Aug-18	0.50	1,463,667	731,834
Placement Agent Warrants - Common Stock *	Aug-13	Aug-18	0.50	292,733	146,367
Placement Agent Preferred Stock - Class E	Nov-13	Nov-18	0.55	818,000	449,900

				3,555,120	$2,928,082	$ 0.82
* warrants classified as liabilities